Borrowings - Borrowings' Remaining Contractual Maturities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	¥ 366,350	¥ 394,209
Within 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	58,923	124,777
Between 1 and 2 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	53,250	53,526
Between 2 and 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	226,124	188,012
After 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	¥ 28,053	¥ 27,894